Note 11 - Financial Income (Expenses), Net (Detail) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Financial expenses
Loans and financings	$ (2,356)	$ (1,708)
Losses on derivative instruments (Note 2)	(160)	(68)
Repurchased securities losses	(12)	(14)
Other	(240)	(270)
Financial Expenses, before Capitalized Interest	(2,768)	(2,060)
Capitalized interest	2,350	1,238
Financial expenses	(418)	(822)
Financial income
Investments	969	344
Marketable Securities	869	152
Gains on derivative instruments (Note 2)	51	106
Clients	148	61
Other	110	261
Financial income	2,147	924
Monetary and exchange variation	1,460	(781)
Financial Income (Expenses), Net	$ 3,189	$ (679)